Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Eurocan Holdings Ltd.
Entity Central Index Key	0001534708
Document Type	POS AM
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 124	$ 5,899	$ 2,738
Accounts receivable	1,340	300	665
Prepaid expenses and other current assets	0	0	2,800
Total Current Assets	1,464	6,199	6,203
Security Deposit	3,075	3,075	0
Total Assets	4,539	9,274	6,203
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	32,550	37,771	39,941
Accrued liabilities	17,080	9,583	16,514
Deferred revenue	0	0	1,200
Due to related party (Note 6)	0	0	4,610
Notes payable (Note 3)	190,000	155,000	80,000
Total Liabilities	239,630	202,354	142,265
Contingencies and Commitment
Stockholders' Deficit
Preferred Stock, 100,000,000 shares authorized, par value $0.0001; None issued and outstanding	0	0	0
Common Stock, 900,000,000 shares authorized, par value $0.0001;12,710,000 shares issued and outstanding, respectively	1,271	1,271	1,271
Additional Paid-In Capital	46,711	46,711	46,711
Deficit	(283,073)	(241,062)	(184,044)
Total Stockholders' Deficit	(235,091)	(193,080)	(136,062)
Total Liabilities and Stockholders' Deficit	$ 4,539	$ 9,274	$ 6,203

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Deficit
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	100,000,000	100,000,000	100,000,000
Preferred stock, Issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	900,000,000	900,000,000	900,000,000
Common stock, Issued	12,710,000	12,710,000	12,710,000
Common stock, outstanding	12,710,000	12,710,000	12,710,000

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 16,023	$ 25,605	$ 49,363	$ 43,475	$ 122,320	$ 74,679
Cost of sales	4,434	400	6,127	1,446	9,285	1,555
Gross Margin	11,589	25,205	43,236	42,029	113,035	73,124
Other Expenses
Rent	1,092	5,100	7,192	10,889	18,750	19,000
General and administrative	10,147	9,896	23,308	13,242	44,991	19,368
Management fees	0	4,865	11,200	4,865	20,665	5,568
Professional fees	19,177	23,132	40,447	44,638	79,678	39,404
Wages and payroll taxes	0	0	0	0	0	82
Total operating expenses	30,416	42,993	82,147	73,634	164,084	83,422
Loss from Operations	(18,827)	(17,788)	(38,911)	(31,605)	(51,049)	(10,298)
Other Income (Expense)
Other income	0	0	4,405	8,805	8,805	0
Interest and bank charges	(4,051)	(3,232)	(7,505)	(6,647)	(14,774)	(12,360)
Total Other Income (Expense)	(4,051)	(3,232)	(3,100)	2,158	(5,969)	(12,360)
Net Loss	$ (22,878)	$ (21,020)	$ (42,011)	$ (29,447)	$ (57,018)	$ (22,658)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding - Basic and Diluted	12,710,000	12,710,000	12,710,000	12,710,000	12,710,000	12,710,000

Consolidated Statement of Stockholders' Equity/Deficit (USD $)	Limited Liability Company [Member]	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, value at Dec. 31, 2010	$ 1,271	$ 46,711	$ (161,386)	$ (113,404)
Beginning balance, shares at Dec. 31, 2010	12,710,000
Net loss for the year			(22,658)	(22,658)
Ending balance, value at Dec. 31, 2011	1,271	46,711	(184,044)	(136,062)
Ending balance, shares at Dec. 31, 2011	12,710,000
Net loss for the year			(57,018)	(57,018)
Ending balance, value at Dec. 31, 2012	$ 1,271	$ 46,711	$ (241,062)	$ (193,080)
Ending balance, shares at Dec. 31, 2012	12,710,000

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss for the period	$ (42,011)	$ (29,447)	$ (57,018)	$ (22,658)
Adjustment to reconcile net loss to net cash used in operating activities:
Bad debt expense	0	0	0	6,880
Gain on sale of property and equipment	(4,405)	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	(1,040)	325	365	(665)
Prepaid expenses and other current assets	0	2,800	2,800	0
Security deposits	0	(3,075)	(3,075)	0
Deferred revenue	0	(1,200)	(1,200)	(23,994)
Accounts payable and accrued liabilities	2,276	(7,586)	(9,101)	8,917
Net Cash Used In Operating Activities	(45,180)	(38,183)	(67,229)	(31,520)
Cash Flows From Investing Activities
Proceeds from sale of property and equipment	4,405	0	0	0
Net Cash Provided By Investing Activities	4,405	0	0	0
Financing Activities
Proceeds from notes payable	35,000	55,000	75,000	0
Principal payments on related party debt	0	(4,610)	(4,610)	(2,000)
Net Cash Provided By Financing Activities	35,000	50,390	70,390	(2,000)
Increase (decrease) in Cash	(5,775)	12,207	3,161	(33,520)
Cash - Beginning of Period	5,899	2,738	2,738	36,258
Cash - End of Period	124	14,945	5,899	2,738
Supplemental Disclosures:
Income taxes paid	4,576	5,877	10,263	12,360
Interest paid	$ 50	$ 750	$ 2,110	$ 0

1. Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Basis of Presentation

The accompanying unaudited interim financial statements of Eurocan Holdings Ltd. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the Company’s audited 2012 annual financial statements and notes thereto. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure required in the Company’s 2012 annual financial statements have been omitted.

Eurocan Holdings Ltd. (the “Company”) was incorporated in the state of Nevada on February 11, 2004. Effective September 1, 2006, the Company acquired 100% of the issued and outstanding common stock of Michael Williams Web Design Inc. (“MWWD”); a private US based company, in exchange for 7,500,000 shares of common stock of the Company. MWWD was incorporated in the State of New York on February 26, 2004 and was owned by the President of the Company.

The acquisition resulted in the sole shareholder of MWWD having voting and operating control of the combined company, and, prior to the acquisition, the Company was a non-operating shell corporation with nominal net assets. The acquisition was considered a capital transaction in substance and therefore has been accounted for as a recapitalization. Under recapitalization accounting MWWD is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. These consolidated financial statements include the accounts of the Company since the effective date of the recapitalization being September 1, 2006 and the historical accounts of the business of MWWD since inception being February 26, 2004.

The Company’s principal business is web site design for corporate customers. These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. See Note 3 for further discussion.

2. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
2. Summary of Significant Accounting Policies

a.	Basis of Presentation and Fiscal Year

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31.

b.	Consolidation

The accompanying consolidated financial statements represent the consolidated operations of Eurocan Holdings Ltd. and its wholly-owned subsidiary MWWD. Intercompany balances and transactions have been eliminated in consolidation.

c.	Use of Estimates

The preparation of these consolidated financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to recoverability of long-lived assets, and deferred income tax asset valuations. The Company bases its estimates and assumptions on currents facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

d.	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

e.	Accounts Receivable

The Company considers accounts receivable to be fully collectible: accordingly, no allowance for doubtful accounts is required. Management reviews accounts annually and if amounts are considered uncollectible, they are charged to operations.

f.	Property and Equipment

Property and equipment consists of computer hardware. These assets are recorded at cost and are being amortized on the straight-line basis over the estimated life of three years. Repair and maintenance expenditures, which do not result in improvements, are charged to expense as incurred.

g.	Financial Instruments

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable, notes payable and amounts due to a related party. The Company believes that the recorded values of all financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

h.	Long-Lived Assets

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to; significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life.

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flow expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. No impairment losses were recognized for the years ended December 31, 2012 and 2011.

i.	Basic and Diluted Net Income (Loss) per Share

The Company computes earnings (loss) per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury method, and convertible preferred stock, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. There were no common stock equivalents as of December 31, 2012 and 2011. Therefore, basic and diluted EPS are the same for the periods then ended.

j.	Fair Value Measurements

The fair value of assets and liabilities approximate the carrying amount because of the short maturity of these instruments.

k.	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company is required to compute tax benefits for net operating losses carried forward.

The Company does not file a consolidated tax return with MWWD, its subsidiary company. The Company evaluates tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the company’s tax positions taken on Federal tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Company’s financial statements. The Company files a Nevada state return which has no state corporation tax.

MWWD has elected to be treated as an “S” Corporation for Federal and New York State income tax purposes. The stockholders of an S Corporation include their respective shares of the corporation’s income or loss in their individual income tax returns. Accordingly, MWWD pays no federal and New York State income taxes, and pays de minimis New York City taxes.

l.	Revenue Recognition

Revenue consists of web designing, web hosting, and maintenance services and is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is delivered, and collectability is reasonably assured.

Revenue from fixed-price contracts are recognized using the completed-contract method. A contract is considered complete when all costs except insignificant items have been incurred and the final product is delivered to the customer according to specifications. Revenues from time-and-material contracts are recognized as the work is performed.

m.	Deferred Revenue

The Company typically receives payments as certain milestones are completed on individual contracts. These advance payments are recorded as deferred revenue on the balance sheet and reclassified as revenue on the statement of operations only after the contract is considered completed and the revenue has been earned.

n.	Recently Adopted Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3. Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
3. Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred losses of $283,073. In addition, the Company generated negative cash flows from operations during the year ended December 31, 2012 and during the six months ended June 30, 2013. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

If necessary, the Company will pursue additional equity and/or debt financing while managing cash flows from operations in an effort to provide funds to meet its obligations on a timely basis and to support future business development.

The consolidated financial statements do not contain any adjustments to reflect the possible future effects on the classification of assets or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred losses of $241,062. In addition, the Company generated negative cash flows from operations during the years ended December 31, 2012 and 2011. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

If necessary, the Company will pursue additional equity and/or debt financing while managing cash flows from operations in an effort to provide funds to meet its obligations on a timely basis and to support future business development.

The consolidated financial statements do not contain any adjustments to reflect the possible future effects on the classification of assets or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

4. Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
4. Property and Equipment
	December 31, 2012	December 31, 2011
	$	$
Equipment	13,466	13,466
Less: Accumulated Depreciation	(13,466)	(13,466)

Total	–	–

5. Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
5. Notes Payable

During the six months ended June 30, 2013 the Company received advances totaling $35,000 and issued promissory notes to non-related parties. The notes bear interest at 5%, are unsecured, and are due on demand.

5.	Notes Payable

On September 30, 2005, the Company received $30,000 and issued a promissory note to a non-related party. This amount is non-interest bearing, unsecured, and due on demand.

On October 30, 2007, the Company received advances totaling $50,000 and issued a promissory note to a non-related party. This amount is non-interest bearing, unsecured, and due on demand.

During the year ended December 31, 2012, the Company received advances totaling $75,000 and issued promissory notes to a non-related party. These notes bear interest at 5%, are unsecured, and are due on demand.

On January 29, 2013, the Company received $15,000 and issued promissory notes to a non-related party. These notes bear interest at 5%, are unsecured, and are due on demand.

6. Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
6. Related Party Transactions	During the six months ended June 30, 2013, a director of the Company received $11,200 as compensation for management services provided to the Company.

6.	Related Party Transactions

During the years ended December 31, 2012 and 2011, a director of the Company received $20,665 and $5,568, respectively, as compensation for management services provided to the Company.

7. Common Stock and Preferred Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
7. Common Stock and Preferred Stock

7.	Common Stock and Preferred Stock

The Company has 100,000,000 shares of preferred stock authorized and none issued. The Company has 900,000,000 shares of common stock authorized, of which 12,710,000 shares are issued and outstanding. All shares of common stock are non-assessable and non-cumulative, with no pre-emptive rights.

The Company did not issue any shares of its common stock during the years ended December 31, 2012 or 2011.

8. Commitment	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
8. Commitment

8.	Commitment

In 2011 the Company renewed its lease agreement for two years with a company to provide office space. The Company agreed to pay equal monthly installments of $1,600 in the first year and $1,625 in the second year as rent expense and related security charges. Under the lease agreements, the Company is obligated to the following payments:

	Fiscal Period	Payment
	2013	$6,500
	2014	–
	2015	–
	2016	–
Total		$6,500

Rent expenses were $18,750 and $19,000 for the years ended December 31, 2012 and 2011 respectively.

9. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
9. Income Taxes

9.	Income Taxes

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.

During the years ended December 31, 2012 and 2011, the Company incurred net losses and, therefore, had no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $305,276 and $237,592 as of December 31, 2012 and 2011, and will expire in the years 2026 through 2032.

As of December 31, 2012 and 2011, deferred tax assets consisted of the following:

	December 31, 2012	December 31, 2011
Current Deferred Tax Assets:

Operating loss carry-forwards	$106,847	$83,157
Less: valuation allowance	(106,847)	(83,157)

Net Deferred Tax Assets	–	–

10. Major Customers	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
10. Major Customers

10.	Major Customers

During the year ended December 31, 2012, two customers accounted for approximately 73% of revenues, while four customers accounted for approximately 78% of revenues during the year ended December 31, 2011.

11. Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
11. Subsequent Events	On July 29, 2013, the Company issued a $10,000 note to Armitage SA. The note is payable on demand at 5% per annum.

2. Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Fiscal Year

The accompanying unaudited interim financial statements of Eurocan Holdings Ltd. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the Company’s audited 2012 annual financial statements and notes thereto. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure required in the Company’s 2012 annual financial statements have been omitted.

a.	Basis of Presentation and Fiscal Year

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31.

Consolidation
b.	Consolidation

The accompanying consolidated financial statements represent the consolidated operations of Eurocan Holdings Ltd. and its wholly-owned subsidiary MWWD. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
c.	Use of Estimates

The preparation of these consolidated financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to recoverability of long-lived assets, and deferred income tax asset valuations. The Company bases its estimates and assumptions on currents facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents
d.	Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.
Accounts Receivable
e.	Accounts Receivable

The Company considers accounts receivable to be fully collectible: accordingly, no allowance for doubtful accounts is required. Management reviews accounts annually and if amounts are considered uncollectible, they are charged to operations.

Property and Equipment
f.	Property and Equipment

Property and equipment consists of computer hardware. These assets are recorded at cost and are being amortized on the straight-line basis over the estimated life of three years. Repair and maintenance expenditures, which do not result in improvements, are charged to expense as incurred.

Financial Instruments
g.	Financial Instruments

The Company’s financial instruments consist principally of cash, accounts receivable, accounts payable, notes payable and amounts due to a related party. The Company believes that the recorded values of all financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Long-Lived Assets
h.	Long-Lived Assets

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to; significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life.

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flow expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. No impairment losses were recognized for the years ended December 31, 2012 and 2011.

Basic and Diluted Net Income (Loss) per Share
i.	Basic and Diluted Net Income (Loss) per Share

The Company computes earnings (loss) per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury method, and convertible preferred stock, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. There were no common stock equivalents as of December 31, 2012 and 2011. Therefore, basic and diluted EPS are the same for the periods then ended.

Fair Value Measurements
j.	Fair Value Measurements
The fair value of assets and liabilities approximate the carrying amount because of the short maturity of these instruments.
Income Taxes
k.	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company is required to compute tax benefits for net operating losses carried forward.

The Company does not file a consolidated tax return with MWWD, its subsidiary company. The Company evaluates tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the company’s tax positions taken on Federal tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Company’s financial statements. The Company files a Nevada state return which has no state corporation tax.

MWWD has elected to be treated as an “S” Corporation for Federal and New York State income tax purposes. The stockholders of an S Corporation include their respective shares of the corporation’s income or loss in their individual income tax returns. Accordingly, MWWD pays no federal and New York State income taxes, and pays de minimis New York City taxes.

Revenue Recognition
l.	Revenue Recognition

Revenue consists of web designing, web hosting, and maintenance services and is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is delivered, and collectability is reasonably assured.

Revenue from fixed-price contracts are recognized using the completed-contract method. A contract is considered complete when all costs except insignificant items have been incurred and the final product is delivered to the customer according to specifications. Revenues from time-and-material contracts are recognized as the work is performed.

Deferred Revenue
m.	Deferred Revenue

The Company typically receives payments as certain milestones are completed on individual contracts. These advance payments are recorded as deferred revenue on the balance sheet and reclassified as revenue on the statement of operations only after the contract is considered completed and the revenue has been earned.

Recently Adopted Accounting Pronouncements
n.	Recently Adopted Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

4. Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
	December 31, 2012	December 31, 2011
	$	$
Equipment	13,466	13,466
Less: Accumulated Depreciation	(13,466)	(13,466)

Total	–	–

8. Commitment (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Lease agreements maturity schedule
	Fiscal Period	Payment
	2013	$6,500
	2014	–
	2015	–
	2016	–
Total		$6,500

9. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets
	December 31, 2012	December 31, 2011
Current Deferred Tax Assets:

Operating loss carry-forwards	$106,847	$83,157
Less: valuation allowance	(106,847)	(83,157)

Net Deferred Tax Assets	–	–

3. Going Concern (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative
Losses Incurred From Opreration, since inception	$ (283,073)	$ (241,062)	$ (184,044)

4. Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details
Equipment	$ 13,466	$ 13,466
Less: Accumulated Depreciation	(13,466)	(13,466)
Net equipment	$ 0	$ 0

5. Notes Payable (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Details Narrative
Advance Received From Non Related Party	$ 35,000	$ 55,000	$ 75,000	$ 0
Unsecured Note Bearing Interest	5.00%		5.00%

6. Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Compensation For Management Services	$ 0	$ 4,865	$ 11,200	$ 4,865	$ 20,665	$ 5,568

8. Commitment (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitment Details
2013					$ 6,500
2014
2015
2016
Total lease commitments					6,500
Rent expense	$ 1,092	$ 5,100	$ 7,192	$ 10,889	$ 18,750	$ 19,000

9. Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Operating loss carry-forwards	$ 106,847	$ 83,157
Less: valuation allowance	(106,847)	(83,157)
Net Deferred Tax Assets	$ 0	$ 0

10. Major Customers (Details Narrative)	12 Months Ended
	Dec. 31, 2012 Two Customers	Dec. 31, 2011 Four Customers
Major customer percentage of revenues	73.00%	78.00%